Insurance Contracts(Table)	12 Months Ended
Dec. 31, 2019
Disclosure Of Types Of Insurance Contracts Abstract [Abstract]
Disclosure of deferred acquisition costs arising from insurance contracts [text block]

Details of deferred acquisition costs included in other assets as of December 31, 2018 and 2019, are as follows:

	2018		2019
	(In millions of Korean won)
Non-life insurance	￦	547,831	￦	786,626
Life insurance		119,293		134,739

Total	￦	667,124	￦	921,365

Schedule of changes in the deferred acquisition costs arising from insurance contracts [text block]

Changes in the deferred acquisition costs for the years ended December 31, 2018 and 2019, are as follows:

	2018
	Beginning		Increase		Decrease		Ending
	(In millions of Korean won)
Non-life insurance	￦	267,602	￦	772,650	￦	(492,421)	￦	547,831
Life insurance		130,393		102,552		(113,652)		119,293

Total	￦	397,995	￦	875,202	￦	(606,073)	￦	667,124

	2019
	Beginning		Increase		Decrease		Ending
	(In millions of Korean won)
Non-life insurance	￦	547,831	￦	815,712	￦	(576,917)	￦	786,626
Life insurance		119,293		117,808		(102,362)		134,739

Total	￦	667,124	￦	933,520	￦	(679,279)	￦	921,365

Disclosure of reinsurance [text block]

Details of reinsurance assets included in other assets as of December 31, 2018 and 2019, are as follows:

		2018		2019
		(In millions of Korean won)
Non-life insurance	Reserve for outstanding claims
	General insurance	￦	360,997	￦	361,065
	Automobile insurance		18,057		16,555
	Long-term insurance		109,751		130,758
	Unearned premium reserve
	General insurance		171,240		208,820
	Automobile insurance		30,864		19,952

	Sub-total		690,909		737,150

Life insurance	Reserve for outstanding claims		1,912		1,639
	Unearned premium reserve		448		408

	Sub-total		2,360		2,047

Others	Reserve for outstanding claims		3,417		2,563
	Unearned premium reserve		983		844

	Sub-total		4,400		3,407

Total reinsurance assets			697,669		742,604
Allowance for impairment			1,916		1,953

Total reinsurance assets, net		￦	695,753	￦	740,651

Schedule of changes in reinsurance assets included in other assets [text block]

The changes in reinsurance assets included in other assets as of December 31, 2018 and 2019, are as follows:

		2018
		Beginning		Net increase (decrease)		Ending
		(In millions of Korean won)
Non-life insurance	Reserve for outstanding claims
	General insurance	￦	480,760	￦	(119,763)	￦	360,997
	Automobile insurance		13,320		4,737		18,057
	Long-term insurance		89,317		20,434		109,751
	Unearned premium reserve
	General insurance		178,586		(7,346)		171,240
	Automobile insurance		14,986		15,878		30,864

	Sub-total		776,969		(86,060)		690,909

Life insurance	Reserve for outstanding claims		1,410		502		1,912
	Unearned premium reserve		490		(42)		448

	Sub-total		1,900		460		2,360

Others	Reserve for outstanding claims		3,670		(253)		3,417
	Unearned premium reserve		1,075		(92)		983

	Sub-total		4,745		(345)		4,400

Total reinsurance assets			783,614		(85,945)		697,669
Allowance for impairment			629		1,287		1,916

Total reinsurance assets, net		￦	782,985	￦	(87,232)	￦	695,753

		2019
		Beginning		Net increase (decrease)		Ending
		(In millions of Korean won)
Non-life insurance	Reserve for outstanding claims
	General insurance	￦	360,997	￦	68	￦	361,065
	Automobile insurance		18,057		(1,502)		16,555
	Long-term insurance		109,751		21,007		130,758
	Unearned premium reserve
	General insurance		171,240		37,580		208,820
	Automobile insurance		30,864		(10,912)		19,952

	Sub-total		690,909		46,241		737,150

Life insurance	Reserve for outstanding claims		1,912		(273)		1,639
	Unearned premium reserve		448		(40)		408

	Sub-total		2,360		(313)		2,047

Others	Reserve for outstanding claims		3,417		(854)		2,563
	Unearned premium reserve		983		(139)		844

	Sub-total		4,400		(993)		3,407

Total reinsurance assets			697,669		44,935		742,604
Allowance for impairment			1,916		37		1,953

Total reinsurance assets, net		￦	695,753	￦	44,898	￦	740,651

Disclosure of details of insurance liabilities [text block]

Details of insurance liabilities as of December 31, 2018 and 2019 are as follows:

	2018
	Non-life insurance		Life insurance		Others		Total
	(In millions of Korean won)
Long-term insurance premium reserve	￦	22,333,503	￦	7,214,765	￦	—	￦	29,548,268
Reserve for outstanding claims		2,152,018		89,400		3,417		2,244,835
Unearned premium reserve		1,393,570		2,199		983		1,396,752
Reserve for participating policyholders’ dividends on long-term insurance		104,461		30,187		—		134,648
Unallocated Divisible Surplus to Future Policyholders		40,690		4,290		—		44,980
Reserve for compensation for losses on dividend-paying insurance contracts		19,410		5,644		—		25,054
Guarantee reserve		—		18,412		—		18,412

Total	￦	26,043,652	￦	7,364,897	￦	4,400	￦	33,412,949

	2019
	Non-life insurance		Life insurance		Others		Total
	(In millions of Korean won)
Long-term insurance premium reserve	￦	23,799,607	￦	6,991,247	￦	—	￦	30,790,854
Reserve for outstanding claims		2,297,256		101,690		2,563		2,401,509
Unearned premium reserve		1,522,827		4,603		845		1,528,275
Reserve for participating policyholders’ dividends on long-term insurance		117,094		29,745		—		146,839
Unallocated Divisible Surplus to Future Policyholders		46,901		4,202		—		51,103
Reserve for compensation for losses on dividend-paying insurance contracts		20,090		5,784		—		25,874
Guarantee reserve		—		22,229		—		22,229

Total	￦	27,803,775	￦	7,159,500	￦	3,408	￦	34,966,683

Schedule of changes in insurance liabilities [text block]

The changes in insurance liabilities for the years ended December 31, 2018 and 2019, are as follows:

		2018
		Beginning		Net increase (decrease)[2]		Ending
		(In millions of Korean won)
Non-life insurance	General insurance	￦	1,194,260	￦	(139,437)	￦	1,054,823
	Automobile insurance		1,477,569		14,725		1,492,294
	Long-term insurance		21,598,125		1,788,154		23,386,279
	Long-term investment contract		112,509		(2,253)		110,256
Life insurance	Pure endowment insurance		5,249,627		(16,136)		5,233,491
	Death insurance		366,303		134,268		500,571
	Joint insurance		1,782,885		(161,425)		1,621,460
	Group insurance		1,069		(334)		735
	Other[1]		14,183		(5,543)		8,640
Others			4,745		(345)		4,400

Total		￦	31,801,275	￦	1,611,674	￦	33,412,949

		2019
		Beginning		Net increase (decrease)[2]		Ending
		(In millions of Korean won)
Non-life insurance	General insurance	￦	1,054,823	￦	10,090	￦	1,064,913
	Automobile insurance		1,492,294		131,552		1,623,846
	Long-term insurance		23,386,279		1,619,799		25,006,078
	Long-term investment contract		110,256		(1,318)		108,938
Life insurance	Pure endowment insurance		5,233,491		2,637		5,236,128
	Death insurance		500,571		142,392		642,963
	Joint insurance		1,621,460		(350,605)		1,270,855
	Group insurance		735		(211)		524
	Other[1]		8,640		391		9,031
Others			4,400		(993)		3,407

Total		￦	33,412,949	￦	1,553,734	￦	34,966,683

[1]	Including policyholder’s profit dividend reserve and reserve for compensation for losses on dividend-paying insurance contract
[2]	Including currency translation effect and decrease in liability related to investment contract

Disclosure Of Assumptions And Basis For The Insurance Liability Adequacy Test [Text Block]

37.3.1 Non-life insurance

(a) Assumptions and basis for the insurance liability adequacy test as of December 31, 2018 and 2019, is as follows:

	Assumptions (%)		Basis
	2018	2019
Long-term insurance
Discount rate	0.55~7.32	2.47 ~10.55	Applied risk-free rate curve plus liquidity premium presented by Financial Supervisory Service
Expense ratio	6.43	6.60	Reflected future expense plan based on the most recent one-year data
Lapse ratio	1.50~31.40	1.51~34.13	Based on the most recent five-year data
Risk rate	9.0~724.0	13.1~1037.3	The rate of insurance claim payments to risk premiums based on historical data for the latest seven years
General insurance
Expense ratio	10.42	11.38	Ratio of maintenance costs incurred to earned premiums by the types of contracts for the most recent year
Loss adjustment expense ratio	4.63	4.54	Ratio of loss adjustment expenses incurred to insurance claim payments by the type of contracts within for the most recent three years
Claim settlement ratio	63.77	64.95	Ratio of insurance claims incurred to earned premiums by the type of contracts for the most recent five years
Automobile insurance
Expense ratio	10.11	9.94	Ratio of maintenance costs incurred to earned premiums by the type of collaterals for the most recent year
Loss adjustment expense ratio	9.09	8.84	Ratio of loss adjustment expenses incurred to insurance claims paid by the type of collaterals for the most recent three years
Claim settlement ratio	77.51	78.44	Ratio of insurance claims incurred to earned premiums by the type of collaterals for the most recent five years

The results of liability adequacy test as of December 31, 2018 and 2019, are as follows:

	2018
	Recognized liabilities[1]		Estimated adequate liabilities		Shortfall(surplus)
	(In millions of Korean won)
General insurance	￦	341,439	￦	279,756	￦	(61,683)
Automobile insurance		1,020,861		967,236		(53,625)
Long-term insurance		18,419,316		7,471,174		(10,948,142)

Total	￦	19,781,616	￦	8,718,166	￦	(11,063,450)

	2019
	Recognized liabilities[1]		Estimated adequate liabilities		Shortfall(surplus)
	(In millions of Korean won)
General insurance	￦	365,234	￦	296,800	￦	(68,434)
Automobile insurance		1,123,450		1,071,076		(52,374)
Long-term insurance		19,743,658		9,741,865		(10,001,793)

Total	￦	21,232,342	￦	11,109,741	￦	(10,122,601)

[1]

Long-term insurance is subject to premium reserves and unearned premium reserve, and the premium reserve is the premium reserve calculated based on the net premium method, deducting unamortized acquisition costs and insurance contract loans in accordance with Article 6-3 of the Insurance Supervisory Regulation.

As a result of adequacy test, the Group did not set additional reserve as it shows net surplus. As such, there was no amount recorded as a result of liability adequacy test.

37.3.2 Life insurance

Assumptions and basis for the insurance liability adequacy test as of December 31, 2018 and 2019, are as follows:

	Assumptions(%)		Basis
	2018	2019
Surrender rate	0~64.95	0~65.39	The ratio of cancelled premiums to premiums by product group, method of payment, channel, and elapsed period calculated based on the most recent five-year experience statistics
Rate of claim	8~122	11~132	The ratio of incidents by collateral, gender, elapsed period to the number of holding insurances based on the most recent seven-year experience statistics
Discount rate	(1.82)~13.71	(2.61)~15.53	Estimated investment assets profit ratio based on the interest rate scenario provided by the Financial Supervisory Service

Indirect costs included in commission and operating expenses were calculated based on unit cost of the expense allocation standards of the last year in accordance with the Regulation on Insurance Supervision. Direct costs included in commission and operating expenses were calculated based on estimates of future expense according to the Group’s regulations.

Disclosure Of Results Of Insurance Liability Adequacy Test [Text Block]

The results of liability adequacy test as of December 31, 2018 and 2019, are as follows:

		2018
		Recognized liabilities		Estimated adequate liabilities		Shortfall(surplus)
		(In millions of Korean won)
Fixed interest rate type	Participating	￦	30,571	￦	54,157	￦	23,586
	Non-participating		133,784		92,856		(40,928)

Variable interest rate type	Participating		1,087,049		1,088,218		1,169
	Non-participating		5,544,265		5,052,604		(491,661)

Variable type			(31,235)		(119,511)		(88,276)

Total		￦	6,764,434	￦	6,168,324	￦	(596,110)

		2019
		Recognized liabilities		Estimated adequate liabilities		Shortfall(surplus)
		(In millions of Korean won)
Fixed interest rate type	Participating	￦	30,514	￦	55,118	￦	24,604
	Non-participating		180,058		43,196		(136,862)

Variable interest rate type	Participating		1,037,148		1,056,841		19,693
	Non-participating		5,335,572		4,966,835		(368,737)

Variable type			(36,500)		(148,878)		(112,378)

Total		￦	6,546,792	￦	5,973,112	￦	(573,680)

As a result of adequacy test, the Group did not set additional reserve as it shows net surplus. As such, there was no amount recorded as a result of liability adequacy test.

Schedule of Insurance income and expenses [text block]

Insurance income and expenses for the years ended December 31, 2017, 2018 and 2019, are as follows:

		2017		2018		2019
		(In millions of Korean won)
Insurance income	Premium income	￦	8,234,731	￦	10,730,227	￦	11,173,367
	Reinsurance income		564,894		873,053		850,871
	Reversal of policy reserves		—		344		993
	Separate account income		118,080		360,664		216,429
	Gain on change in reinsurance assets		49,466		—		42,432
	Other insurance income		3,821		10,782		33,090

	Sub-total		8,970,992		11,975,070		12,317,182

Insurance expenses	Insurance claims paid		2,945,158		4,415,760		5,046,772
	Dividend expenses		6,233		9,400		9,902
	Refunds of surrender value		2,193,843		2,855,573		2,870,543
	Reinsurance expenses		652,910		947,560		1,018,007
	Provision of policy reserves		1,644,389		1,608,519		1,547,264
	Separate account expenses		65,773		276,412		139,810
	Insurance operating expenses		293,591		418,646		453,016
	Deferred acquisition costs		361,909		606,073		679,279
	Loss on change in reinsurance assets		(126)		89,621		314
	Claim survey expenses paid		20,564		38,782		52,123
	Other insurance expenses		193,038		218,608		200,640

	Sub-total		8,377,282		11,484,954		12,017,670

Net insurance income		￦	593,710	￦	490,116	￦	299,512

Disclosure of exposure to nonlife insurance price risk [text block]

The Group’s exposure to insurance price risk as of December 31, 2018 and 2019 as follows:

	2018
	Direct insurance		Inward reinsurance		Outward reinsurance		Total
	(In millions of Korean won)
General	￦	943,770	￦	91,440	￦	(526,026)	￦	509,184
Automobile		1,940,602		—		(63,720)		1,876,882
Long-term		2,285,378		—		(326,337)		1,959,041

Total	￦	5,169,750	￦	91,440	￦	(916,083)	￦	4,345,107

	2019
	Direct insurance		Inward reinsurance		Outward reinsurance		Total
	(In millions of Korean won)
General	￦	999,348	￦	101,613	￦	(579,922)	￦	521,039
Automobile		2,101,780		—		(40,067)		2,061,713
Long-term		2,550,236		—		(367,904)		2,182,332

Total	￦	5,651,364	￦	101,613	￦	(987,893)	￦	4,765,084

Schedule Of Loss Development Tables For Non-Life Insurance [Text Block]

Loss development tables

The Group uses claim development of payments and the estimated ultimate claims for the accident years in order to maintain overall reserve adequacy in respect of general, automobile and long-term insurance. When the estimated ultimate claims are greater than claim payments, the Group establishes additional reserves. Loss development tables as of December 31, 2018 and 2019 are as follows:

<2018>

General Insurance

	Payment year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2014.1.1~2014.12.31	￦	127,903	￦	144,915	￦	146,430	￦	146,533	￦	146,508
2015.1.1~2015.12.31		125,170		145,637		148,165		151,594		—
2016.1.1~2016.12.31		145,618		168,119		171,506		—		—
2017.1.1~2017.12.31		168,409		201,100		—		—		—
2018.1.1~2018.12.31		201,014		—		—		—		—

		768,114		659,771		466,101		298,127		146,508

Gross cumulative claim payments (B)
2014.1.1~2014.12.31		94,901		129,652		136,689		141,170		142,217
2015.1.1~2015.12.31		93,443		130,430		137,854		142,645		—
2016.1.1~2016.12.31		108,098		151,583		162,360		—		—
2017.1.1~2017.12.31		132,430		184,716		—		—		—
2018.1.1~2018.12.31		153,770		—		—		—		—

		582,642		596,381		436,903		283,815		142,217

Difference (A-B)	￦	185,472	￦	63,390	￦	29,198	￦	14,312	￦	4,291

Automobile Insurance

	Payment year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years		After 6 years		After 7 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2012.1.1~2012.12.31	￦	1,117,650	￦	1,146,779	￦	1,155,529	￦	1,162,075	￦	1,164,774	￦	1,166,470	￦	1,165,352
2013.1.1~2013.12.31		1,131,945		1,156,535		1,170,968		1,179,458		1,179,323		1,179,514		—
2014.1.1~2014.12.31		1,174,611		1,193,832		1,205,524		1,212,025		1,212,162		—		—
2015.1.1~2015.12.31		1,227,106		1,245,780		1,256,058		1,263,044		—		—		—
2016.1.1~2016.12.31		1,276,939		1,281,381		1,287,728		—		—		—		—
2017.1.1~2017.12.31		1,342,998		1,348,828		—		—		—		—		—
2018.1.1~2018.12.31		1,468,784		—		—		—		—		—		—

		8,740,033		7,373,135		6,075,807		4,816,602		3,556,259		2,345,984		1,165,352

Gross cumulative claim payments (B)
2012.1.1~2012.12.31		939,239		1,105,672		1,135,064		1,149,585		1,156,150		1,159,614		1,160,769
2013.1.1~2013.12.31		939,569		1,114,063		1,145,110		1,161,624		1,168,617		1,175,681		—
2014.1.1~2014.12.31		969,211		1,150,462		1,180,953		1,196,387		1,204,580		—		—
2015.1.1~2015.12.31		1,020,975		1,198,241		1,228,357		1,245,779		—		—		—
2016.1.1~2016.12.31		1,052,830		1,235,656		1,264,651		—		—		—		—
2017.1.1~2017.12.31		1,104,158		1,306,235		—		—		—		—		—
2018.1.1~2018.12.31		1,224,820		—		—		—		—		—		—

		7,250,802		7,110,329		5,954,135		4,753,375		3,529,347		2,335,295		1,160,769

Difference (A-B)	￦	1,489,231	￦	262,806	￦	121,672	￦	63,227	￦	26,912	￦	10,689	￦	4,583

Long-term Insurance

	Payment year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years
	(In millions of Korean won)
Estimate of ultimate claims (A)
2014.1.1~2014.12.31	￦	789,087	￦	1,083,048	￦	1,114,821	￦	1,119,206	￦	1,122,192
2015.1.1~2015.12.31		885,476		1,219,393		1,256,051		1,266,881		—
2016.1.1~2016.12.31		1,064,744		1,437,573		1,485,839		—		—
2017.1.1~2017.12.31		1,184,224		1,614,903		—		—		—
2018.1.1~2018.12.31		1,372,706		—		—		—		—

		5,296,237		5,354,917		3,856,711		2,386,087		1,122,192

Gross cumulative claim payments (B)
2014.1.1~2014.12.31		744,944		1,065,792		1,104,468		1,114,341		1,119,531
2015.1.1~2015.12.31		836,471		1,205,130		1,248,475		1,262,528		—
2016.1.1~2016.12.31		1,017,243		1,424,948		1,477,415		—		—
2017.1.1~2017.12.31		1,130,868		1,599,227		—		—		—
2018.1.1~2018.12.31		1,319,613		—		—		—		—

		5,049,139		5,295,097		3,830,358		2,376,869		1,119,531

Difference (A-B)	￦	247,098	￦	59,820	￦	26,353	￦	9,218	￦	2,661

<2019>

General Insurance

	Payment year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2015.1.1~2015.12.31	￦	125,161	￦	144,565	￦	147,031	￦	147,616	￦	148,995
2016.1.1~2016.12.31		145,618		167,818		171,205		178,265		—
2017.1.1~2017.12.31		168,409		200,704		204,538		—		—
2018.1.1~2018.12.31		200,280		237,111		—		—		—
2019.1.1~2019.12.31		220,474		—		—		—		—

		859,942		750,198		522,774		325,881		148,995

Gross cumulative claim payments (B)
2015.1.1~2015.12.31		93,443		129,765		137,157		141,218		143,985
2016.1.1~2016.12.31		108,098		151,283		162,059		170,353		—
2017.1.1~2017.12.31		132,430		184,333		193,811		—		—
2018.1.1~2018.12.31		153,770		216,705		—		—		—
2019.1.1~2019.12.31		185,832		—		—		—		—

		673,573		682,086		493,027		311,571		143,985

Difference (A-B)	￦	186,369	￦	68,112	￦	29,747	￦	14,310	￦	5,010

Automobile Insurance

	Payment year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years		After 6 years		After 7 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2013.1.1~2013.12.31	￦	1,131,945	￦	1,156,535	￦	1,170,968	￦	1,179,458	￦	1,179,323	￦	1,179,514	￦	1,180,458
2014.1.1~2014.12.31		1,174,611		1,193,832		1,205,524		1,212,025		1,212,162		1,214,524		—
2015.1.1~2015.12.31		1,227,106		1,245,780		1,256,058		1,263,044		1,267,142		—		—
2016.1.1~2016.12.31		1,276,939		1,281,381		1,287,728		1,294,735		—		—		—
2017.1.1~2017.12.31		1,342,998		1,348,828		1,358,867		—		—		—		—
2018.1.1~2018.12.31		1,468,784		1,471,807		—		—		—		—		—
2019.1.1~2019.12.31		1,591,793		—		—		—		—		—		—

		9,214,176		7,698,163		6,279,145		4,949,262		3,658,627		2,394,038		1,180,458

Gross cumulative claim payments (B)
2013.1.1~2013.12.31		939,569		1,114,063		1,145,110		1,161,624		1,168,617		1,175,681		1,178,158
2014.1.1~2014.12.31		969,211		1,150,462		1,180,953		1,196,387		1,204,580		1,208,421		—
2015.1.1~2015.12.31		1,020,975		1,198,241		1,228,357		1,245,779		1,254,187		—		—
2016.1.1~2016.12.31		1,052,830		1,235,656		1,264,651		1,282,346		—		—		—
2017.1.1~2017.12.31		1,104,158		1,306,235		1,335,962		—		—		—		—
2018.1.1~2018.12.31		1,224,820		1,428,973		—		—		—		—		—
2019.1.1~2019.12.31		1,332,849		—		—		—		—		—		—

		7,644,412		7,433,630		6,155,033		4,886,136		3,627,384		2,384,102		1,178,158

Difference (A-B)	￦	1,569,764	￦	264,533	￦	124,112	￦	63,126	￦	31,243	￦	9,936	￦	2,300

Long-term Insurance

	Payment year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years		After 6 years		After 7 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2013.1.1~2013.12.31	￦	709,602	￦	965,587	￦	997,607	￦	1,003,646	￦	1,006,025	￦	1,007,041	￦	1,008,589
2014.1.1~2014.12.31		789,087		1,083,048		1,114,821		1,119,206		1,122,192		1,123,240		—
2015.1.1~2015.12.31		885,476		1,219,393		1,256,051		1,266,881		1,270,967		—		—
2016.1.1~2016.12.31		1,064,744		1,437,573		1,485,839		1,500,403		—		—		—
2017.1.1~2017.12.31		1,184,224		1,614,903		1,670,929		—		—		—		—
2018.1.1~2018.12.31		1,372,706		1,881,046		—		—		—		—		—
2019.1.1~2019.12.31		1,626,481		—		—		—		—		—		—

		7,632,320		8,201,550		6,525,247		4,890,136		3,399,184		2,130,281		1,008,589

Gross cumulative claim payments(B)
2013.1.1~2013.12.31		671,500		953,494		989,957		999,944		1,003,715		1,005,796		1,007,865
2014.1.1~2014.12.31		744,944		1,065,792		1,104,468		1,114,341		1,119,531		1,122,378		—
2015.1.1~2015.12.31		836,471		1,205,130		1,248,475		1,262,528		1,269,557		—		—
2016.1.1~2016.12.31		1,017,243		1,424,948		1,477,415		1,496,556		—		—		—
2017.1.1~2017.12.31		1,130,868		1,599,227		1,662,978		—		—		—		—
2018.1.1~2018.12.31		1,319,613		1,868,434		—		—		—		—		—
2019.1.1~2019.12.31		1,574,696		—		—		—		—		—		—

		7,295,335		8,117,025		6,483,293		4,873,369		3,392,803		2,128,174		1,007,865

Difference (A-B)	￦	336,985	￦	84,525	￦	41,954	￦	16,767	￦	6,381	￦	2,107	￦	724

Disclosure of sensitivity to insurance risk [text block]

The Group manages insurance risk by performing sensitivity analysis based on discount rate, loss ratio and insurance operating expenses ratio which are considered to have significant influence on future cash flow, timing and uncertainty. According to result of sensitivity analysis there is no material influence on the equity and net profit before tax.

		2018
	Assumption change	Effect on estimated adequate liabilities under liability adequacy test
		(In millions of Korean won)
Surrenders and termination rates	+10%	￦ 599,778
	-10%	(658,755)
Loss ratio	+10%	4,348,655
	-10%	(4,348,655)
Insurance operating expenses ratio	+10%	347,179
	-10%	(347,179)
Discount rate	+0.5%	(1,295,369)
	-0.5%	1,554,782

		2019
	Assumption change	Effect on estimated adequate liabilities under liability adequacy test
		(In millions of Korean won)
Surrenders and termination rates	+10%	￦ 488,191
	-10%	(541,208)
Loss ratio	+10%	4,319,256
	-10%	(4,319,256)
Insurance operating expenses ratio	+10%	326,915
	-10%	(326,915)
Discount rate	+0.5%	(1,426,729)
	-0.5%	1,732,166

The Group manages insurance risk by performing sensitivity analysis based on surrender rate, rate of claim, expense rate, discount rate and others which are considered to have significant influence on future cash flow, timing and uncertainty.

		2018
	Assumption change	Effect on estimated adequate liabilities under liability adequacy test
		(In millions of Korean won)
Surrender rate	+10%	￦ 42,328
	-10%	(47,157)
Rate of claim	+10%	20,223
	-10%	(20,540)
Expense rate	+10%	24,671
	-10%	(24,671)
Discount rate	+10%	(316,446)
	-10%	382,418

		2019
	Assumption change	Effect on estimated adequate liabilities under liability adequacy test
		(In millions of Korean won)
Surrender rate	+10%	￦ 50,666
	-10%	(56,115)
Rate of claim	+10%	22,786
	-10%	(23,456)
Expense rate	+10%	31,315
	-10%	(31,315)
Discount rate	+10%	(370,094)
	-10%	424,632

Schedule of maturity structure of premium reserve related to liquidity risk [text block]

Premium reserve’s maturity structure as of December 31, 2018 and 2019, as follows:

	2018[1]
	Within 1 year		1~5 years		5~10 years		10~20 years		More 20 years		Total
	(In millions of Korean won)
Non-participating long-term insurance
Fixed interest rate	￦	27,477	￦	301,842	￦	94,503	￦	41,129	￦	95,851	￦	560,802
Variable interest rate		419,874		2,774,991		2,169,861		726,859		11,900,385		17,991,970

Sub-total		447,351		3,076,833		2,264,364		767,988		11,996,236		18,552,772

Annuity
Fixed interest rate		5		251		2,279		3,736		1,327		7,598
Variable interest rate		200		58,182		339,662		1,176,168		2,194,381		3,768,593

Sub-total		205		58,433		341,941		1,179,904		2,195,708		3,776,191

Asset-linked
Variable interest rate		—		27,480		—		—		—		27,480
Total
Fixed interest rate		27,482		302,093		96,782		44,865		97,178		568,400
Variable interest rate		420,074		2,860,653		2,509,523		1,903,027		14,094,766		21,788,043

Total	￦	447,556	￦	3,162,746	￦	2,606,305	￦	1,947,892	￦	14,191,944	￦	22,356,443

[1]	Includes long-term investment contract amounting to ￦110,255 million.

	2019[1]
	Within 1 year		1~5 years		5~10 years		10~20 years		More 20 years		Total
	(In millions of Korean won)
Non-participating long-term insurance
Fixed interest rate	￦	57,532	￦	258,436	￦	84,349	￦	43,141	￦	125,622	￦	569,080
Variable interest rate		527,467		2,578,004		2,085,054		777,340		13,336,668		19,304,533

Sub-total		584,999		2,836,440		2,169,403		820,481		13,462,290		19,873,613

Annuity
Fixed interest rate		10		543		2,244		3,714		1,075		7,586
Variable interest rate		273		70,180		367,710		1,245,176		2,227,054		3,910,393

Sub-total		283		70,723		369,954		1,248,890		2,228,129		3,917,979

Asset-linked
Variable interest rate		27,389		—		—		—		—		27,389
Total
Fixed interest rate		57,542		258,979		86,593		46,855		126,697		576,666
Variable interest rate		555,129		2,648,184		2,452,764		2,022,516		15,563,722		23,242,315

Total	￦	612,671	￦	2,907,163	￦	2,539,357	￦	2,069,371	￦	15,690,419	￦	23,818,981

[1]	Includes long-term investment contract amounting to ￦108,938 million.

Disclosure of credit risk of insurance contracts [Text Block]

As of December 31, 2019, there are 153 reinsurance companies that deal with the Group, and the top three reinsurance companies’ concentration and credit ratings are as follows:

Reinsurance company	Ratio	Credit rating
KOREAN RE	64.14%	AA
SWISS RE	10.81%	AAA
SCOR RE	2.77%	AAA

Exposures to credit risk related to reinsurance as of December 31, 2018 and 2019 as follows:

	2018		2019
	(In millions of Korean won)
Reinsurance assets[1]	￦	688,993	￦	735,196
Net receivables from reinsurers[2]		398,575		328,177

Total	￦	1,087,568	￦	1,063,373

[1]	Net carrying amounts after impairment loss
[2]	Net carrying amounts of after allowance for loan losses

Disclosure of exposure to interest rate risk of insurance contract [text block]

The interest rate risk exposure from the Group’s insurance contracts is the risk of unexpected losses in net interest income or net assets arising from changes in interest rates and it is managed to minimize unexpected loss. For long-term, non-life insurance contracts, the Group calculates exposure of interest-bearing assets and interest-bearing liabilities. Liabilities exposure is premium reserves less costs of termination deductions plus unearned premium reserve. Asset exposure is interest-bearing assets. Assets that receive only fees without interest are excluded from interest bearing assets. Exposures to interest rate risk as of December 31, 2018 and 2019, are as follows:

i) Exposure to interest rate risk

	2018
		(In millions of Korean won	)
Liabilities
Fixed interest rate	￦	560,471
Variable interest rate		20,332,094

Total		20,892,565

Assets
Due from financial institutions at amortized cost and cash equivalents		100,701
Financial assets at fair value through profit or loss		4,257,959
Financial assets at fair value through other comprehensive income		2,691,744
Securities at amortized cost		7,718,337
Loans at amortized cost		6,877,139

Total	￦	21,645,880

	2019
		(In millions of Korean won	)
Liabilities
Fixed interest rate	￦	534,236
Variable interest rate		21,911,393

Total		22,445,629

Assets
Due from financial institutions at amortized cost and cash equivalents		108,559
Financial assets at fair value through profit or loss		4,560,512
Financial assets at fair value through other comprehensive income		2,984,738
Securities at amortized cost		8,163,485
Loans at amortized cost		6,924,597

Total	￦	22,741,891

Disclosure of maximum exposures to life insurance price risk [text block]

The maximum exposures to insurance price risk as of December 31, 2018 and 2019, are as follows:

	2018
	Before reinsurance mitigation		After reinsurance mitigation
	(In millions of Korean won)
Death	￦	13,264	￦	6,758
Disability		858		296
Hospitalization		1,287		358
Operation and diagnosis		3,936		1,031
Actual losses for medical expense		1,059		85
Others		1,019		96

Total	￦	21,423	￦	8,624

	2019
	Before reinsurance mitigation		After reinsurance mitigation
	(In millions of Korean won)
Death	￦	12,882	￦	9,033
Disability		754		424
Hospitalization		1,260		642
Operation and diagnosis		4,419		2,211
Actual losses for medical expense		1,053		396
Others		1,066		411

Total	￦	21,434	￦	13,117

Disclosure of exposure of market risk arising from embedded derivatives included in host insurance contracts [text block]

The exposure of market risk arising from embedded derivatives included in host insurance contracts as of December 31, 2018 and 2019, are as follows:

	2018				2019
	Policyholders reserve[1]		Guarantee reserve		Policyholders reserve[1]		Guarantee reserve
	(In millions of Korean won)
Variable annuity	￦	359,617	￦	2,688	￦	429,970	￦	2,565
Variable universal		84,783		4,129		91,988		3,095
Variable saving		542,035		396		734,661		516

Total	￦	986,435	￦	7,213	￦	1,256,619	￦	6,176

[1]	Excluding the amount of the lapsed reserve

Schedule of premium reserves and unearned premium reserves classified based on each residual maturity [text block]

Premium reserve’s maturity structure as of December 31, 2018 and 2019, as follows:

	2018
	Less than 3 years		3-5 years		5-10 years		10-15 years		15-20 years		20 years or more		Total
	(In millions of Korean won)
Premium reserves	￦	984,201	￦	530,322	￦	777,690	￦	575,712	￦	341,112	￦	4,005,728	￦	7,214,765

	2019
	Less than 3 years		3-5 years		5-10 years		10-15 years		15-20 years		20 years or more		Total
	(In millions of Korean won)
Premium reserves	￦	984,945	￦	280,733	￦	665,241	￦	525,699	￦	345,664	￦	4,188,965	￦	6,991,247

Disclosure of financial assets to which overlay approach is applied [Text Block]

Details of financial assets applying “The Overlay Approach” as of December 31, 2018 and 2019, are as follows:

	2018		2019
	(In millions of Korean won)
Financial assets at fair value through profit or loss
Cash and due from financial institutions	￦	172,777	￦	166,891
Debt securities		7,044,081		7,955,286
Equity securities		81,949		52,250

Total	￦	7,298,807	￦	8,174,427

Disclosure Of Changes Of Net Gains (Losses) On Overlay Adjustment [Text Block]

Changes of net overlay adjustment for the years ended December 31, 2018 and 2019, are as follows:

	2018[2]		2019[2]
	(In millions of Korean won)
Beginning[1]	￦	(7,559)	￦	(7,146)
Recognition of other comprehensive income due to acquisition and valuation		17,205		196,110
Reclassification to profit or loss due to disposal		(16,792)		(1,887)

Ending	￦	(7,146)	￦	187,077

[1]	The balance at the beginning of the year ended December 31, 2018 is calculated based on IFRS 9
[2]	Amounts are net of tax